Trade Receivables (Schedule of Trade Receivables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Notes	¥ 28,616	¥ 34,922
Accounts	493,816	511,849
Trade receivables	522,432	546,771
Less allowance for credit losses	(12,494)	(11,645)
Trade Accounts And Notes Receivable Gross Current, Total	¥ 509,938	¥ 535,126